Securities - Held-to-Maturity, Allowance for Credit Losses (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ 0
Provision for credit losses	168
Recoveries credited to the allowance	0
Securities HTM charged against the allowance	0
Balance at end of period	168
Private label mortgage-backed
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	0
Provision for credit losses	1
Recoveries credited to the allowance	0
Securities HTM charged against the allowance	0
Balance at end of period	1
Obligations of states and political subdivisions
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	0
Provision for credit losses	39
Recoveries credited to the allowance	0
Securities HTM charged against the allowance	0
Balance at end of period	39
Corporate
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	0
Provision for credit losses	123
Recoveries credited to the allowance	0
Securities HTM charged against the allowance	0
Balance at end of period	123
Trust preferred
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	0
Provision for credit losses	5
Recoveries credited to the allowance	0
Securities HTM charged against the allowance	0
Balance at end of period	$ 5